NOTE 4. LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
NOTE 4. LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION

The Company has a three year lease at $5,330 per month with an unrelated party. The lease expires on April 30, 2014.

The Company assumed and renewed a shopping center lease from a party related through common ownership. The lease is for five years at $840 per month and expires on May 31, 2016.

Future minimum rental payments under the leases for the next five years are as follows:

2012	$74,040
2013	74,040
2014	63,380
2015	10,080
2016	9,240
$230,780

During the year ended June 30, 2012, the Company signed an employment agreement with its Chief Executive Officer. Under the agreement, its Chief Executive Officer shall be entitled to receive from the Company the following:

a.	an annual salary of $100,000.00, payable to Employee on a weekly basis; and

b.	an amount equal to 5% of Submitted Production from the Mortgage and Final Expense divisions, described below, determined on a cash basis during each calendar year, provided and on the condition that Employee’s employment by the Company is not terminated by the Company. “Submitted Production” shall be defined herein as any insurance business submitted to the Company through the efforts of Employee. “Mortgage and Final Expense divisions” shall be defined herein as two different distribution channels with different agents and sales platforms, such that “Mortgage” generates leads from people that are new and existing home owners and from people that have refinanced on their homes and “Final Expense” generates leads from lower income seniors ages 50 – 85.

The agreement shall immediately terminate upon the occurrence of any one of the following events:

a. Employee’s death;

b. Employee’s permanent disability as determined by the Employer;

c.	Employee is convicted by a court of competent jurisdiction of fraud, misappropriation, embezzlement, dishonesty, or other similar act; or

d.	both Employee and Ralph Simpson agree that Employee should voluntarily terminate his employment with Employer.

During the year ended June 30, 2012, the Company paid $70,532 in corporate housing for one of its majority shareholders.